Recently issued accounting standards (Details) - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2020	Jan. 01, 2019
New Accounting Pronouncement or Change in Accounting Principle, Retrospective Adjustments [Abstract]
Net revenues	SFr 22,484	SFr 20,920	SFr 20,900
Total operating expenses	17,440	17,303	18,897
Compensation and benefits	10,036	9,620	10,367
General and administrative expenses	6,128	5,798	6,645
Retained Earnings (Accumulated Deficit)	30,634	26,973
Accumulated Other Comprehensive Income (Loss), Net of Tax	(20,269)	(17,981)
Assets and Liabilities, Lessee [Abstract]
Operating Lease, Liability	3,213
Accounting Standards Update 2016-02 [Member]
New Accounting Pronouncement or Change in Accounting Principle, Retrospective Adjustments [Abstract]
Retained Earnings (Accumulated Deficit)					SFr 200
Accounting Standards Update 2016-02 [Member] | Adjustments for New Accounting Principle, Early Adoption [Member]
Assets and Liabilities, Lessee [Abstract]
Finance Lease, Right-of-Use Asset					3,300
Operating Lease, Liability					3,500
Accounting Standards Update 2016-13 [Member]
New Accounting Pronouncement or Change in Accounting Principle, Retrospective Adjustments [Abstract]
Retained Earnings (Accumulated Deficit)				SFr (200)
Accounting Standards Update 2018-02 [Member] | Adjustments for New Accounting Principle, Early Adoption [Member]
New Accounting Pronouncement or Change in Accounting Principle, Retrospective Adjustments [Abstract]
Retained Earnings (Accumulated Deficit)					64
Accumulated Other Comprehensive Income (Loss), Net of Tax					(64)
Accounting Standards Update 2018-13 [Member] | Adjustments for New Accounting Principle, Early Adoption [Member]
New Accounting Pronouncement or Change in Accounting Principle, Retrospective Adjustments [Abstract]
New Accounting Pronouncement or Change in Accounting Principle, Cumulative Effect of Change on Equity or Net Assets					0
Accounting Standards Update 2018-14 [Member] | Adjustments for New Accounting Principle, Early Adoption [Member]
New Accounting Pronouncement or Change in Accounting Principle, Retrospective Adjustments [Abstract]
New Accounting Pronouncement or Change in Accounting Principle, Cumulative Effect of Change on Equity or Net Assets	0
Accounting Standards Update 2018-16 [Member] | Adjustments for New Accounting Principle, Early Adoption [Member]
New Accounting Pronouncement or Change in Accounting Principle, Retrospective Adjustments [Abstract]
New Accounting Pronouncement or Change in Accounting Principle, Cumulative Effect of Change on Equity or Net Assets					SFr 0
Bank
New Accounting Pronouncement or Change in Accounting Principle, Retrospective Adjustments [Abstract]
Net revenues	22,686	20,820	20,965
Total operating expenses	17,969	17,719	19,202
Compensation and benefits	9,105	8,864	9,964
General and administrative expenses	SFr 7,588	SFr 7,068	SFr 7,413